Stock-Based Compensation - Additional Information (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Jan. 25, 2024	May 10, 2022
Stock Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	153,037,164	153,037,164
Stock Options Voting Rights	10.00%
Exercise Price Percentage Of Fair Value For Owners	110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 2.9	$ 0.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	2.8	$ 2.1
Share Based Compensation Arrangement By Share Based Payment Award Unrecognized Compensation Expense Weighted Average Period		2 years 6 months
Share-Based Payment Arrangement, Option [Member]
Stock Based Compensation [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Unrecognized Compensation Expense	1.8
Restricted Stock [Member]
Stock Based Compensation [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Unrecognized Compensation Expense	$ 0.4
Morton Acquisition [Member]
Stock Based Compensation [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage			100.00%	100.00%	100.00%